CONVERTIBLE DEBENTURES (Disclosure of fair value of convertible debentures) (Details) - CAD ($)		12 Months Ended
	Apr. 09, 2025	Mar. 31, 2026	Mar. 31, 2025
Fair value of the equity component
Total fair value of the equity component		$ 439,331	$ 0
Debenture Units [Member]
Disclosure of detailed information about borrowings [line items]
Term of borrowings maturity	3 years
Principal amount	$ 2,000,000
Interest rate	5.00%
Underlying share price	$ 1.42
Conversion price	2.2
Conversion cap price (between April 9, 2027 and maturity date)	$ 4.4
Risk-free rate	2.47%
Volatility	66.16%
CAD OIS Risk-free curve credit spread	11.05%
Valuation results
Fair value of the debt component		1,555,334
Less: transaction costs		(18,662)
Add: accretion expense		117,381
Add: accrued interest		97,261
Total value of the debt component as at March 31, 2026		1,751,314
Fair value of the equity component
Embedded holder conversion option		399,380
Embedded issuer's conversion option		(4,833)
Free-standing warrants		50,119
Less: transaction costs		(5,335)
Total fair value of the equity component		$ 439,331